Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 817,651	$ 971,090	$ 968,280
Total equity	1,047,830	963,724	$ 1,028,883	$ 1,108,145
Total capital	$ 1,865,481	$ 1,934,814